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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------

Check here if Amendment [X]; Amendment Number:          1
                                               -----------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Satellite Asset Management, L.P.
Address:      623 Fifth Avenue, 20th Floor
              New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Simon Raykher
Title:        General Counsel
Phone:        (212) 209-2060

Signature, Place, and Date of Signing:

/S/ SIMON RAYKHER                   New York, New York            May 20, 2005
------------------                  -------------------           --------------
[Signature]                         [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                              -----------
Form 13F Information Table Entry Total:                                19
                                                              -----------
Form 13F Information Table Value Total:                          $ 16,144
                                                              -----------
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                           FORM 13F INFORMATION TABLE
                        SATELLITE ASSET MANAGEMENT, L.P.
                        FOR QUARTER ENDED MARCH 31, 2005

                                        VALUE X    SHARES    SH/   PUT/  INVESTMENT  OTHER            VOTING AUTHORITY
ISSUER               TYPE   CUSIP       1000       PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE       SHARED      NONE
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
BANK OF AMERICA      COM    060505104    $  1,103    25,000  SH          SOLE                     25,000
CORPORATION
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
BANKATLANTIC         CL A   065908501    $    609    35,000  SH          SOLE                     35,000
BANCORP
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
BERKSHIRE HILLS      COM    084680107    $    506    15,000  SH          SOLE                     15,000
BANCORP INC
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
CAPITAL ONE FINL     COM    14040H105    $  1,869    25,000  SH          SOLE                     25,000
CORP
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
CHICAGO              CL A   167760107    $    291     1,500  SH          SOLE                      1,500
MERCANTILE
HLDGS INC
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
CITIGROUP INC        COM    172967101    $  1,348    30,000  SH          SOLE                     30,000
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
CITY NATL CORP       COM    178566105    $  1,047    15,000  SH          SOLE                     15,000
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
COAST FINL           COM    190354100    $    555    30,000  SH          SOLE                     30,000
HLDGS INC
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
GOLDEN WEST          COM    381317106    $    605    10,000  SH          SOLE                     10,000
FINL CORP DEL
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
GOLDMAN SACHS        COM    38141G104    $  1,100    10,000  SH          SOLE                     10,000
GROUP INC
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
GREATER BAY          COM    391648102    $    732    30,000  SH          SOLE                     30,000
BANCORP
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
MERCANTILE           COM    587405101    $    763    15,000  SH          SOLE                     15,000
BANKSHARES CORP
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
METRIS COS INC       COM    591598107    $    695    60,000  SH          SOLE                     60,000
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
PACIFIC MERCANTILE   COM    694552100    $    914    67,000  SH          SOLE                     67,000
BANCORP
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
UNIONBANCAL CORP     COM    908906100    $    613    10,000  SH          SOLE                     10,000
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
WACHOVIA CORP        COM    929903102    $  1,273    25,000  SH          SOLE                     25,000
2ND NEW
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
WELLS FARGO & CO     COM    949746101    $  1,196    20,000  SH          SOLE                     20,000
NEW
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
WINTRUST             COM    97650W108    $    235     5,000  SH          SOLE                      5,000
FINANCIAL CORP
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------
ZIONS                COM    989701107    $    690    10,000  SH          SOLE                     10,000
BANCORPORATION
-------------------- ------ ----------- ---------- --------- ----- ----- ----------- --------- ---------- ----------- ---------

REPORT SUMMARY:      19 DATA RECORDS     $ 16,144